Insurance Subsidiary - Financial Information Statutory Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fidelity & Guaranty Life Insurance Company [Member] | NEW YORK
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount	[1]	$ 4.1	$ (1.2)
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	[1]	64.2	59.5
Fidelity & Guaranty Life Insurance Company [Member] | MARYLAND
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount	[1]		(52.9)	$ 104.6
Fidelity & Guaranty Life Insurance Company [Member] | IOWA
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount	[1]	20.9
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	[1]	$ 1,323.0	$ 1,239.0
FGL NY Insurance [Member] | NEW YORK
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount	[1]			$ 1.9

[1]	(a) FGL NY Insurance is a subsidiary of FGL Insurance, and the columns should not be added together.